Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) - Drybulk Fleet [Member] - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage revenue	$ 25,934,204	$ 20,280,215	$ 8,331,821
Commissions (including, $104,148, $253,503 and $324,178, respectively, to related party)	(1,411,333)	(1,122,196)	(452,868)
Voyage expenses	(410,676)	(2,396,318)	(82,627)
Vessel operating expenses (including, $57,316, $102,131 and $115,026, respectively, to related party)	(9,183,152)	(6,892,388)	(4,308,418)
Drydocking expenses	(1,465,079)	(127,509)
Related party management fees	(1,701,340)	(1,409,716)	(780,135)
Vessel depreciation	(5,422,155)	(4,786,272)	(3,828,634)
Other general and administrative expenses (including $520,626, $693,524 and $731,456, respectively, to related party)	(2,346,502)	(917,160)	(798,828)
Loss on termination and impairment of shipbuilding contracts			(7,050,179)
Operating (loss) / income	3,993,967	2,628,656	(8,969,868)
Total other expenses, net	(2,874,232)	(1,778,955)	(1,171,485)
Net income	1,119,735	849,701	(10,141,353)
Dividend Series B Preferred Shares	(565,229)
Net income attributable to discontinued operations	$ 554,506	$ 849,701	$ (10,141,353)
Earnings per share attributable to common shareholders, basic and diluted (in dollars per share)	$ 0.25	$ 0.38	$ (6.21)
Weighted average number of shares outstanding during period, basic and diluted (in shares)	2,232,821	2,213,505	1,633,141